FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                        November 21, 1995





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:   File Room



RE:          Fidelity Charles Street Trust (the trust):

             Fidelity Asset Manager

             Fidelity Asset Manager: Growth

             Fidelity Asset Manager: Income

             Fidelity Short-Intermediate Government Fund

             Spartan Short-Term Income Fund

             Spartan Investment Grade Bond Fund (the funds)

             File No. (2-73133) and (811-3221)

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced fund's do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,





                         /s/Arthur S. Loring
                            Arthur S. Loring
                            Secretary